Segments (Tables)	12 Months Ended
Dec. 31, 2017
Segments
Summarized information by segments

The following table presents summarized information by segments (in thousands):

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Revenues
Net advertising services	1,226,516	1,232,210	1,353,480	208,026
Paid services	382,680	212,697	221,612	34,061

Total revenues	1,609,196	1,444,907	1,575,092	242,087
Cost of revenues
Net advertising services	(557,421)	(598,040)	(602,945)	(92,671)
Paid services	(271,965)	(128,767)	(124,252)	(19,097)

Total cost of revenues	(829,386)	(726,807)	(727,197)	(111,768)
Gross profit
Net advertising services	669,095	634,170	750,535	115,355
Paid services	110,715	83,930	97,360	14,964

Total gross profit	779,810	718,100	847,895	130,319